                                  MassMutual
                                 PARTICIPATION
                                   INVESTORS



           [LOGO OF MASSMUTUAL PARTICIPATION INVESTORS APPEARS HERE]


                             REPORT for the THREE
                             MONTHS ENDED 3/31/98

        [LETTERHEAD OF MASSMUTUAL PARTICIPATION INVESTORS APPEARS HERE]


                        Investment Objective and Policy


MassMutual Participation Investors, a closed-end investment company, had its initial public offering in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MasPrt" under the New York Stock Exchange listings. The trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally include equity features. The Trust will also invest in publicly-traded securities, again with emphasis on convertible issues. Equity related issues provide the opportunity to realize capital gains, which, if realized, will be reinvested in income-producing securities, permitting the Trust to increase its future dividend payments.

The Trust pays quarterly dividends from net investment income and intends to distribute substantially all of its net income to shareholders each year. All registered shareholders are automatically enrolled in Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

Dividends are distributed in January, May, August, and November.

TO OUR SHAREHOLDERS                                               APRIL 30, 1998


We are pleased to present MassMutual Participation Investors' report for the first three months of 1998.

The Trust got off to a good start this year with net assets per share increasing to $12.02 at March 31, 1998 from $11.52 per share on December 31, 1997. This represents a 4.3% increase in value. By comparison, the S&P Industrial Stock Index and the Lehman Brothers Government/Corporate Bond Index were up 14.7% and 1.5% respectively.

We are also pleased to report that the regular quarterly dividend was increased to 24 cents per share from the 22 cent-per-share level paid in the prior quarter. The dividend is payable on May 15, 1998 to shareholders of record on May 6, 1998. The net earnings of the Trust for the quarter ended March 31, 1998 were $2,261,923 or 24 cents per share as compared with $2,032,835 or 22 cents per share a quarter ago. It should be noted that unlike other quarters, the fourth quarter's earnings are affected by income or losses that are passed through to the Trust by our partnership investments. In the fourth quarter of 1997, we recognized a loss of $141,023 or 0.02 cents per share on these partnership investments.

New private placement investments made during the quarter included Evans Consoles, Inc., The Tranzonic Companies, add-on positions in Latin Communications Group, Inc. and Averstar, Inc. and the completion of our investment in Vitex Packaging, Inc. These investments have a weighted average coupon of over 10.2% on their fixed income components. (A brief description of these investments is provided in the Schedule of Investments.) In keeping with our investment style, we do not attempt to forecast the markets or make tactical bets. Rather, we invest on a "bottom-up" basis, in companies where we find the best fundamental value.

We were very active in our public portfolio as we had to raise nearly $8 million in January to pay our regular and extra dividends and to pay our taxes on our retained long-term gains. The Trust realized over $2.5 million (or $.27 per share) in net capital gains during the quarter, with nearly $2.1 million attributable to the sale of securities from our public portfolio. Of the $.27 per share, $.19 per share represents net short-term gains which, if not offset, must be distributed to shareholders each year.

At the tenth Annual Meeting of Shareholders held on April 24, 1998, Richard G. Dooley, Donald E. Benson and Donald Glickman were re-elected as Trustees for three-year terms and Corine T. Norgaard, a new Trustee of the Trust, was elected for a one-year term. Coopers & Lybrand L.L.P. was re-elected as auditor of the Trust, and the Investment Advisory and Administrative Services Contract between the Trust and Massachusetts Mutual Life Insurance Company was approved.

The Trustees and management appreciate the continued interest and support of the shareholders of Participation Investors.

                                             Sincerely,


                                             /s/ Stuart H. Reese

                                             Stuart H. Reese
                                             President

STATEMENT OF ASSETS AND LIABILITIES           MASSMUTUAL PARTICIPATION INVESTORS
March 31, 1998 and 1997
(Unaudited)


                                                                               1998                1997
                                                                           ------------        ------------
Assets:
Investments (Notes 2A, 2B and 5)
  (See Schedule of Investments)
  Corporate restricted securities at fair value
    (Cost 1998 - $96,622,517; 1997 - $82,841,776)                          $102,190,099        $ 88,392,070
  Corporate public securities at market value
    (Cost 1998 - $26,077,539; 1997 - $17,404,931)                            27,463,855          18,626,334
Short-term securities at cost plus earned discount which
  approximates market value                                                   1,499,748           1,998,938
                                                                           ------------        ------------
                                                                            131,153,702         109,017,342
Cash                                                                                 --              29,955
Interest and dividends receivable, net                                        2,726,807           1,777,761
Receivable for investments sold                                                 487,249           2,589,794
Other assets                                                                     12,128              12,128
                                                                           ------------        ------------
      Total assets                                                         $134,379,886        $113,426,980
                                                                           ============        ============

Liabilities:
Payable for investments purchased                                          $     37,800        $    300,000
Management fee payable (Note 3)                                                 250,053             226,310
Note payable (Note 4A)                                                       12,000,000          12,000,000
Revolving Credit Agreement (Note 4B)                                         10,500,000                  --
Interest payable (Notes 4A and 4B)                                              220,431             170,940
Other liabilities                                                               127,853                  --
Accrued expenses                                                                109,173             147,310
                                                                           ------------        ------------
      Total liabilities                                                      23,245,310          12,844,560
                                                                           ------------        ------------

Net Assets:
Shares of beneficial interest, par value $.01 per share;
  an unlimited number authorized                                                 92,422              92,167
Additional paid-in capital                                                   85,192,147          84,895,820
Retained net realized gain on investments, prior years                       13,703,839           5,423,509
Undistributed net investment income (Note 2D)                                 2,664,627           1,930,900
Undistributed net realized gain on investments                                2,527,643           1,468,327
Net unrealized appreciation of investments (Notes 2A, 2B and 5)               6,953,898           6,771,697
                                                                           ------------        ------------

      Total net assets                                                      111,134,576         100,582,420
                                                                           ------------        ------------

      Total liabilities and net assets                                     $134,379,886        $113,426,980
                                                                           ============        ============

Shares of beneficial interest issued and outstanding                          9,242,210           9,216,665
                                                                           ============        ============

Net asset value per share                                                  $      12.02        $      10.91
                                                                           ============        ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
2

STATEMENT OF OPERATIONS                       MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 1998 and 1997
(Unaudited)

                                                                                     1998                1997
                                                                                 -----------         -----------
Investment Income (Note 2B):
Interest                                                                         $ 2,824,417         $ 2,340,793
Dividends                                                                            109,749              57,686
                                                                                 -----------         -----------
    Total income                                                                   2,934,166           2,398,479
                                                                                 -----------         -----------

Expenses:
Management fee (Note 3)                                                              250,053             226,310
Trustees' fees and expenses                                                           17,168              12,874
Transfer Agent/Registrar's expenses                                                   16,755               8,947
Interest (Notes 4A and 4B)                                                           369,820             207,900
Reports to shareholders                                                                3,000               4,000
Audit and legal                                                                       10,320               9,320
Other                                                                                  5,127               5,452
                                                                                 -----------         -----------
    Total expenses                                                                   672,243             474,803
                                                                                 -----------         -----------

Net investment income (1998 - $.24 per share; 1997 - $.21 per share)               2,261,923           1,923,676
                                                                                 -----------         -----------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                   2,531,681           1,429,871
Net change in unrealized appreciation of investments                                (111,196)             75,014
                                                                                 -----------         -----------
    Net gain on investments                                                        2,420,485           1,504,885
                                                                                 -----------         -----------

Net increase in net assets resulting from operations                             $ 4,682,408         $ 3,428,561
                                                                                 ===========         ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS                       MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 1998 and 1997
(Unaudited)


                                                                           1998                1997
                                                                      ------------         ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
  Interest and dividends received                                     $  2,474,040         $  2,048,468
  Interest expense paid                                                   (372,211)            (207,900)
  Operating expenses paid                                                 (393,400)            (269,397)
  Federal income tax paid                                               (4,458,639)          (2,606,720)
                                                                      ------------         ------------
     Net cash used for operating activities                             (2,750,210)          (1,035,549)
                                                                      ------------         ------------

Cash flows from investing activities:
  Change in short-term portfolio securities, net                            53,947            2,957,088
  Purchase of portfolio securities                                     (16,440,302)         (16,158,276)
  Proceeds from disposition of portfolio securities                     22,371,640           18,041,111
                                                                      ------------         ------------
     Net cash provided by investing activities                           5,985,285            4,839,923
                                                                      ------------         ------------

     Net cash provided by operating and investing activities             3,235,075            3,804,374
                                                                      ------------         ------------

Cash flows from financing activities:
  Cash received for shares issued on reinvestment of dividends             296,583                   --
  Cash dividends paid from net investment income                        (1,849,784)          (1,893,871)
  Cash dividends paid from net realized gain on investments             (1,744,715)          (1,884,962)
                                                                      ------------         ------------
     Net cash used for financing activities                             (3,297,916)          (3,778,833)
                                                                      ------------         ------------

Net increase (decrease) in cash                                            (62,841)              25,541

Cash - beginning of year                                                    62,841                4,414
                                                                      ------------         ------------
Cash - end of period                                                  $         --         $     29,955
                                                                      ============         ============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                  $  4,682,408         $  3,428,561
                                                                      ------------         ------------

  Decrease in investments                                                3,790,518            1,689,169
  Increase in interest and dividends receivable, net                      (336,453)            (237,322)
  (Increase) decrease in receivable for investments sold                  (402,917)           1,380,308
  Increase in other assets                                                 (12,128)             (12,128)
  Increase (decrease) in payable for investments purchased                 (62,200)             165,000
  Increase in management fee payable                                        11,203                7,714
  Decrease in interest payable                                              (2,390)                  --
  Increase in accounts payable                                             127,853                   --
  Decrease in accrued expenses                                            (102,180)             (10,208)
  Decrease in accrued taxes                                             (4,458,639)          (2,606,720)
                                                                      ------------         ------------

     Total adjustments to net assets from operations                    (1,447,333)             375,813
                                                                      ------------         ------------

     Net cash provided by operating and investing activities          $  3,235,075         $  3,804,374
                                                                      ============         ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
4

STATEMENT OF CHANGES IN NET ASSETS            MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 1998 and 1997
(Unaudited)

                                                                                1998                  1997
                                                                            ------------          ------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                                     $  2,261,923          $  1,923,676
  Net realized gain on investments                                             2,531,681             1,429,871
  Net change in unrealized appreciation of investments                          (111,196)               75,014
                                                                            ------------          ------------

  Net increase in net assets resulting from operations                         4,682,408             3,428,561

Net increase in capital share transactions                                       296,583                    --
                                                                            ------------          ------------

      Total increase                                                           4,978,991             3,428,561
                                                                            ------------          ------------

Net Assets, beginning of year                                                106,155,585            97,153,859
                                                                            ------------          ------------

Net Assets, end of period (including undistributed net investment
  income in 1998 - $2,664,628; 1997 - $1,930,900)                           $111,134,576          $100,582,420
                                                                            ============          ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                      MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding for the periods ended:


                                                                                   For the
                                                                                 three months         For the
                                                                                 ended 3/31/98       year ended
                                                                                  (Unaudited)         12/31/97
                                                                                 -------------       ----------
Net asset value:
  Beginning of year                                                               $    11.52         $    10.54
                                                                                  ----------         ----------
Net investment income                                                                    .24                .87
Net realized and unrealized gain on investments                                          .26               1.13
                                                                                  ----------         ----------
Total from investment operations                                                         .50               2.00
                                                                                  ----------         ----------
Dividends from net investment income to common shareholders                               --               (.83)
Distributions from net realized gain on investments to common shareholders                --               (.19)
                                                                                  ----------         ----------
Total distributions                                                                       --              (1.02)
                                                                                  ----------         ----------

Net asset value:
  End of period                                                                   $    12.02         $    11.52
                                                                                  ==========         ==========

Per share market value:
  End of period                                                                   $    10.88         $    11.63
                                                                                  ==========         ==========

Total investment return:
  Market value                                                                          5.85%(*)          43.05%
  Net asset value                                                                       4.34%(*)          24.10%

Net assets (in millions):
  End of period                                                                   $   111.13         $   106.16

Ratio of operating expenses to average net assets                                        .25%(*)           1.12%

Ratio of interest expenses to average net assets                                         .37%(*)            .93%

Ratio of expenses to average net assets                                                  .62%(*)           2.05%

Ratio of net investment income to average net assets                                    2.08%(*)           7.59%

Portfolio turnover                                                                     12.67%(*)          70.88%


(*)Percentages represent results for the period and are not annualized


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS                       MASSMUTUAL PARTICIPATION INVESTORS
March 31, 1998
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                   Fair Value                       Fair Value
                                                           Principal     Acquisition  at Acquisition       Cost          at 3/31/98
Corporate Restricted Securities - 91.95%: (A)               Amount          Date          Date           (Note 2B)       (Note 2A)
                                                         --------------  -----------  --------------   -------------    ------------
Private Placement Investments - 77.52%

AccTech, LLC
A designer and marketer of specialized cleaning
products.
  Senior Floating Rate Revolving Credit Note             $    340,380      10/31/96   $    340,380      $    340,380    $    314,273
  due 2002
  Senior Secured Series A Floating Rate Note             $    357,694      10/31/96        352,333           357,695         339,381
  due 2002
  10.1% Senior Secured Series A Note due 2002            $    536,994      10/31/96        523,247           536,995         515,407
  12% Senior Secured Series B Note due 2004              $    549,000      10/31/96        577,603           501,162         552,568
  Membership Interests (B)                                     2 int.      10/31/96        131,756           114,271         123,521
  Warrant, exercisable until 2004, to purchase                 1 int.      10/31/96             --            54,900              --
  Membership Interests at $.01 per interest (B)
                                                                                      ------------      ------------    ------------
                                                                                         1,925,319         1,905,403       1,845,150
                                                                                      ------------      ------------    ------------

Adventure Entertainment Corporation
An owner and operator of themed family
entertainment centers.
  7% Redeemable Series B Preferred Stock                     848 shs.      10/31/97         82,605           834,864         820,257
  Warrant, exercisable until 2005, to purchase             3,222 shs.      10/31/97             32            12,495              32
  Class A Common Stock at $.01 per share (B)
                                                                                      ------------      ------------    ------------
                                                                                            82,637           847,359         820,289
                                                                                      ------------      ------------    ------------

Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and high
quality clients.
  14% Senior Secured Note due 1998                       $     83,333      11/23/93         81,633            83,333          86,792
                                                                                      ------------      ------------    ------------

Ardent Software, Inc. - O.T.C.
A manufacturer and distributor of database
management software
  Common Stock (B)                                        41,885 shs.      12/14/95        125,655           343,375         485,866
                                                                                      ------------      ------------    ------------

Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States.
  11% Senior Subordinated Note due 2005                  $  1,667,500       3/19/97      1,637,318         1,589,665       1,700,016
  Common Stock (B)                                        15,675 shs.       3/19/97         61,875            82,500          61,869
  Warrant, exercisable until 2005, to purchase            47,044 shs.       3/19/97         47,044            86,673          47,044
  common stock at $.01 per share (B)
                                                                                      ------------      ------------    ------------
                                                                                         1,746,237         1,758,838       1,808,929
                                                                                      ------------      ------------    ------------

Averstar, Inc.
A provider of software systems, services and products
to a variety of information technology users.
  Senior Floating Rate Revolving Term Note               $    646,089       8/31/95        646,089           646,089         646,089
  due 2002
  Senior Secured Floating Rate Note due 2001             $  1,100,000       2/27/98      1,090,320         1,100,000       1,090,650
  13% Senior Subordinated Note due 2002                  $    399,659       8/31/95          4,068           360,516         420,401
  Class A Common Stock (B)                                 6,726 shs.       8/31/95          6,895             9,192             834
  Class B Common Stock (B)                                18,600 shs.       8/31/95         19,087            25,418           2,306
  Class G Common Stock (B)                                48,423 shs.       8/31/95          1,059            52,000           6,004
  Class A Common Stock of IES Holdings, Inc. (B)           1,471 shs.       2/27/98             --                --              --
  Class B Common Stock of IES Holdings, Inc. (B)           4,067 shs.       2/27/98             --                --              --
  Warrant, to purchase Class D
  Common Stock of IES Holdings, Inc. (B)                  10,588 shs.       2/27/98             --                --              --
                                                                                      ------------      ------------    ------------
                                                                                         1,767,518         2,193,215       2,166,284
                                                                                      ------------      ------------    ------------

Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital.
  10.5% Senior Note due 1999                             $    430,909       5/15/89        430,909           430,909         442,199
                                                                                      ------------      ------------    ------------


--------------------------------------------------------------------------------

March 31, 1998
(Unaudited)

                                                           Shares, Units,
                                                            Warrants or                     Fair Value                   Fair Value
                                                             Principal      Acquisition   at Acquisition      Cost       at 3/31/98
Corporate Restricted Securities:   (A) (Continued)            Amount           Date            Date         (Note 2B)      (Note 2A)
                                                           --------------   -----------   --------------   -----------   -----------
Beta Brands, Inc. - T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  Senior Secured Tranche A Floating Rate                   $   1,147,000      12/23/97    $    1,136,906   $ 1,147,000   $ 1,137,250
  Note due 2004
  14.75% Senior Secured Tranche B Note due 2005            $     332,255      12/23/97           345,545       332,255       345,545
  Limited Partnership Interests of CM Equity                405,584 int.      12/22/97           324,467       405,584       324,467
  Partners (B)
  Warrant, exercisable until 2005, to purchase              107,267 shs.      12/23/97             1,073            --         1,073
  Limited Partnership Interests at $.81 per interest (B)
                                                                                          --------------   -----------   -----------
                                                                                               1,807,991     1,884,839     1,808,335
                                                                                          --------------   -----------   -----------

Boyle Leasing Technologies, Inc.
A leasing company specializing in the leasing and
rental of microticket business equipment.
  12% Senior Subordinated Note due 2001                    $     800,000       8/16/94           719,776       774,418       818,480
                                                                                          --------------   -----------   -----------

Budget Group, The - O.T.C.
An operator of Budget Rent-A-Car franchises, retail
used car sales facilities and van pool territories.
  7% Convertible Subordinated Note due                     $   1,000,000      12/18/96           899,220     1,000,000     1,855,800
  2003, convertible into common stock at                                                  --------------   -----------   -----------
  $20.16 per share

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded packaging
and supply products.
  Senior Secured Floating Rate Revolving                   $     325,850       8/29/96           325,850       325,850       162,925
  Credit Facility due 2002
  Senior Secured Series A Floating Rate Term               $   1,172,085       8/29/96         1,159,544     1,172,085       586,043
  Note due 2002
  12% Series B Term Note due 2004                          $     266,000       8/29/96           261,877       254,380       133,000
  Membership Interests (B)                                      133 int.       8/29/96           106,400        98,371        13,300
  Warrant, exercisable until 2004, to purchase 37                 8 int.       8/29/96                --        13,300            --
  Membership Interests at $.01 per interest (B)
                                                                                          --------------   -----------   -----------
                                                                                               1,853,671     1,863,986       895,268
                                                                                          --------------   -----------   -----------

Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products
for both the retail and food service markets.
  Senior Secured Floating Rate Revolving                   $     324,324       9/29/95           324,324       324,324       320,140
  Credit Note due 2000
  10% Senior Secured Term Note due 2004                    $     756,756       9/29/95           756,756       756,756       758,724
  11.5% Senior Subordinated Note due 2004                  $     472,975       9/29/95           447,855       453,350       477,610
  8% Junior Subordinated Convertible Note                  $      54,054       9/29/95            54,054        54,054        67,773
  due 2004, convertible into partnership points
  at $1,388.89 per point
  Warrant, exercisable until 2006, to purchase                   19 pts.       9/29/95            25,130        25,130        31,769
  partnership points at $.01 per point (B)
                                                                                          --------------   -----------   -----------
                                                                                               1,608,119     1,613,614     1,656,016
                                                                                          --------------   -----------   -----------
Capitol Vial, Inc.
A producer of plastic vial containers.
  19% Senior Subordinated Note due 2004                    $   1,750,000      12/30/97         1,713,250     1,750,000     1,710,100
  Common Stock (B)                                               33 shs.      12/30/97               131           164           131
                                                                                          --------------   -----------   -----------
                                                                                               1,713,381     1,750,164     1,710,231
                                                                                          --------------   -----------   -----------


--------------------------------------------------------------------------------
8

March 31, 1998
(Unaudited)


                                                       Shares, Units,
                                                        Warrants or                    Fair Value                     Fair Value
                                                         Principal     Acquisition   at Acquisition      Cost         at 3/31/98
Corporate Restricted Securities:(A) (Continued)            Amount         Date            Date         (Note 2B)       (Note 2A)
                                                       --------------  -----------   --------------   ------------   -------------
Catalina Lighting, Inc. - N.Y.S.E
A designer, importer and distributor of residential
and office lighting fixtures.
  8% Convertible Subordinated Note due 2002,           $     375,000     3/31/94     $     355,012    $    375,000   $     335,550
  convertible into common stock at $7.31 per share                                   -------------    ------------   -------------

Chaparral Resources, Inc. - O.T.C
An international oil and gas exploration and
production company.
  Common Stock (B)                                        2,460 shs.     12/3/97             1,599           1,599           5,397
                                                                                     -------------    ------------   -------------
Cirrus Logic, Inc. - O.T.C
A designer and manufacturer of integrated circuits.
  10.14% Secured Leverage Lease Notes due 2004         $     587,007     11/1/96           569,692         695,223         680,902
  10.22% Secured Leverage Lease Notes due 2002         $     622,578     11/1/96           608,757         622,578         613,302
                                                                                     -------------    ------------   -------------
                                                                                         1,178,449       1,317,801       1,294,204
                                                                                     -------------    ------------   -------------
Coast Distribution System, The - A.S.E.
A wholesale distributor of recreational vehicle and
marine parts and accessories.
  11.2% Senior Subordinated Secured Note due 1999      $     466,800     6/26/89           481,691         466,800         404,716
                                                                                     -------------    ------------   -------------
Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
  10.75% Senior Secured Term Note due 2003             $     607,103     12/8/95           613,386         607,103         607,831
  12% Senior Subordinated Note due 2005                $     400,287     12/8/95           401,929         381,172         397,245
  Common Stock (B)                                       92,280 shs.     12/8/95            69,210          92,280          69,210
  Warrant, exercisable until 2005, to purchase           69,210 shs.     12/8/95               692          25,426             692
  common stock at $.01 per share (B)
                                                                                     -------------    ------------   -------------
                                                                                         1,085,217       1,105,981       1,074,978
                                                                                     -------------    ------------   -------------
Contico International, Inc.
A developer, manufacturer and marketer of consumer,
commercial and industrial plastic products.
  12% Senior Subordinated Note due 2003                $     500,000     3/23/93           522,800         500,000         524,150
                                                                                     -------------    ------------   -------------
Control Devices, Inc. - O.T.C.
A producer of high quality electromechanical circuit
protector devices and photo-optic sensors.
  Common Stock (B)                                       77,333 shs.           *            11,650           8,737       1,129,542
                                                                                     -------------    ------------   -------------
Discount Auto Parts
A retailer of auto parts.
  9.8% Senior Secured Note due 2003                    $     900,000     11/2/89           869,490         900,000         949,410
                                                                                     -------------    ------------   -------------
Diversco, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers.
  Senior Floating Rate Term Note due 2002              $     207,492    10/24/96           206,226         207,492         206,579
  10.16% Senior Term Note due 2002                     $     622,477    10/24/96           623,223         622,477         634,615
  12% Senior Subordinated Note due 2003                $     624,000    10/24/96           638,414         561,293         659,631
  Membership Interests (B)                                1,491 int.    10/24/96           111,821         149,095         111,821
  Warrant, exercisable to 2003, to purchase                 896 int.    10/24/96                 9          73,745               9
  Membership Interests at $.01 per interest (B)
                                                                                     -------------    ------------   -------------
                                                                                         1,579,693       1,614,102       1,612,655
                                                                                     -------------    ------------   -------------

*7/29/94 and 10/8/96.



--------------------------------------------------------------------------------

March 31, 1998
(Unaudited)


                                                       Shares, Units,
                                                        Warrants or                    Fair Value                     Fair Value
                                                         Principal     Acquisition   at Acquisition      Cost         at 3/31/98
Corporate Restricted Securities:(A) (Continued)            Amount         Date            Date         (Note 2B)       (Note 2A)
                                                       --------------  -----------   --------------   ------------   -------------
Eagle Pacific Industries, Inc. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  8% Redeemable Convertible Preferred Stock.              1,700 shs.      5/9/97     $   1,692,860    $  1,700,000   $   1,750,150
                                                                                     -------------    ------------   -------------
  convertible into common stock at $4.26 per share

Evans Consoles, Inc.
A designer and manufacturer of consoles and control
center systems.
  Senior Secured Tranche A Floating Rate Note          $     640,000      3/2/98           635,136         640,000         635,200
  due 2005
  8.85% Senior Secured Tranche A  Note due 2005        $     640,000      3/2/98           596,096         640,000         596,800
  11.75% Senior Secured Tranche B Note due 2006        $     350,000      3/2/98           371,875         294,283         371,910
  Common Stock (B)                                       13,524 shs.     2/11/98            38,000          47,500          38,003
  Limited Partnership Interests of CM Equity                630 int.     2/11/98            50,400          63,000          50,400
  Partners (B)
  Warrant, exercisable until 2006, to purchase           17,391 shs.      3/2/98               174          56,000             174
  common stock at $.01 per share (B)
                                                                                     -------------    ------------   -------------
                                                                                         1,691,681       1,740,783       1,692,487
                                                                                     -------------    ------------   -------------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels for
distilled spirits, wine, food and household products.
  Common Stock (B)                                          270 shs.     4/28/95           609,908         135,000          13,867
  Warrant, exercisable until 2005, to purchase              190 shs.     4/28/95            49,116          85,226           9,750
  common stock at $.01 per share (B)
  Incentive Warrant, exercisable from 1998 until 2000,       10 shs.     4/28/95             1,671           1,136             493
  to purchase common stock at $.01 per share (B)
                                                                                     -------------    ------------   -------------
                                                                                           660,695         221,362          24,110
                                                                                     -------------    ------------   -------------
Golden Bear Acquisition Corp.
A manufacturer of asphalt and specialty lubricating
and processing oils.
  17% Senior Subordinated Note due 2005                $   1,587,120     7/18/97         1,602,356       1,553,899       1,622,672
  12% Preferred Stock                                       156 shs.     7/18/97            15,746         155,556         160,289
  Common Stock (B)                                        7,000 shs.     7/18/97            29,190          38,920          29,190
  Warrant, exercisable until 2005, to purchase           11,670 shs.     7/18/97               117          35,010             117
  common stock at $.001 per share (B)
  Warrant, exercisable until 2010, to purchase            8,556 shs.     7/18/97                86              --              86
  common stock at $.001 per share (B)
                                                                                     -------------    ------------   -------------
                                                                                         1,647,495       1,783,385       1,812,354
                                                                                     -------------    ------------   -------------
Hardy Oil & Gas PLC - L.S.E
Engages in exploration and development of oil
and gas reserves.
  8.46% Senior Note due 2004                           $   1,500,000     1/11/95         1,452,150       1,500,000       1,553,700
  Warrant, exercisable until 2005, to purchase          136,541 shs.     1/11/95            13,507              --         155,111
  common stock at (Pounds)1.84 per share (B)
                                                                                     -------------    ------------   -------------
                                                                                         1,465,657       1,500,000       1,708,811
                                                                                     -------------    ------------   -------------
Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing,
and assembly services for a variety of industrial
manufacturing companies.
  12.5% Senior Subordinated note due 2005              $   1,313,100     4/18/97         1,329,514       1,167,245       1,354,069
  Common Stock (B)                                       35,322 shs.     4/18/97           299,165         398,889         299,176
  Warrant, exercisable until 2005, to purchase           16,689 shs.     4/18/97             1,669         157,572           1,669
  common stock at $.01 per share (B)
                                                                                     -------------    ------------   -------------
                                                                                         1,630,348       1,723,706       1,654,914
                                                                                     -------------    ------------   -------------
Hatco Corporation
A specialty chemical company focused on the
production of industrial synthetic lubricants and
plasticizers.
  Senior Secured Floating Rate Term Loan due 2003      $   1,750,000     1/31/97         1,739,675       1,750,000       1,750,000
                                                                                     -------------    ------------   -------------

--------------------------------------------------------------------------------
10

March 31, 1998
(Unaudited)

                                                             Shares, Units,
                                                             Warrants or                   Fair Value                   Fair Value
                                                              Principal    Acquisition   at Acquisition    Cost         at 3/31/98
Corporate Restricted Securities: (A) (Continued)               Amount         Date           Date        (Note 2B)      (Note 2A)
                                                            -------------  -----------   --------------  ---------     -----------
Highland Homes Holdings, Inc.
A single family home builder operating in the
Dallas-Fort Worth and Atlanta areas.
 12.75% Senior Note due 1999                                 $   375,000    11/18/93    $   371,288    $   369,882    $   389,400
 10% Promissory Note due 1998                                $    26,798      2/9/98             --         26,798         26,755
                                                                                        -----------    -----------    -----------
                                                                                            371,288        396,680        416,155
                                                                                        -----------    -----------    -----------
Hudson River Capital, LLC
Acquires controlling or substantial interests in
manufacturing and marketing entities
 Series A Preferred Units (B)                                22,183 uts.     7/21/94        196,827        176,556        210,735
                                                                                        -----------    -----------    -----------
Hunton & Williams
A major law firm in Richmond, Virginia.
 10.06% Senior Secured Note due 2000                         $    90,875    12/21/90         89,356         90,875         93,692
                                                                                        -----------    -----------    -----------
Hussey Seating Company
A manufacturer of spectator seating products.
 Senior Secured Floating Rate Note due 2003                  $   375,000     6/12/96        371,288        375,000        375,000
 10% Senior Secured Note due 2003                            $   375,000     6/12/96        365,100        375,000        374,475
 12% Subordinated Secured Note due 2006                      $   675,000     6/12/96        663,660        575,655        714,892
 Warrant, exercisable until 2006, to purchase                 1,776 shs.     6/12/96             18        112,500             18
 common stock at $.01 per share (B)
                                                                                        -----------    -----------    -----------
                                                                                          1,400,066      1,438,155      1,464,385
                                                                                        -----------    -----------    -----------
J. Baker, Inc. - O.T.C.
A wholesaler and retailer of shoes
12.21% Senior Subordinated Note due 1999                     $   600,000     6/21/89        598,440        600,000        530,760
Warrant, exercisable until 1999, to purchase                 $    27,355     6/21/89          2,736         73,285            274
common stock at $18.80 per share (B)                                                    -----------    -----------    -----------
                                                                                            601,176        673,285        531,034
                                                                                        -----------    -----------    -----------

Jackson Products, Inc.
Manufactures and distributes a variety of industrial
and highway safety products.
 12.25% Senior Subordinated Note due 2004                    $   985,000     8/16/95        985,000        966,226      1,026,764
 13.25% Cumulative Exchangeable Preferred Stock                  49 shs.     8/16/95        492,800        411,708        430,317
 Common Stock (B)                                               217 shs.     8/16/95         21,702         21,702         19,532
 Warrant, exercisable until 2005, to purchase                   999 shs.     8/16/95         99,838         99,866            999
 common stock at $.01 per share (B)                                                     -----------    -----------    -----------
                                                                                          1,599,340      1,499,502      1,477,612
                                                                                        -----------    -----------    -----------

Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets.
13% Senior Subordinated Note due 2004                        $ 1,667,000     12/2/96      1,692,505      1,526,670      1,707,508
Warrant, exercisable until 2004, to purchase                 28,717 shs.     12/2/96         28,717        166,700         36,298
common stock at $.01 per share (B)                                                      -----------    -----------    -----------
                                                                                          1,721,222      1,693,370      1,743,806
                                                                                        -----------    -----------    -----------

Latin Communications Group
An operator of Spanish-language media in
North America.
 5% Subordinated Note due 2005                               $    23,297      2/4/98         16,308         16,412         16,143
 Common Stock (B)                                            44,918 shs.         (*)        319,444        413,242        449,180
                                                                                        -----------    -----------    -----------
                                                                                            335,752        429,654        465,323
                                                                                        -----------    -----------    -----------
Lloyd's Barbecue Company
A manufacturer and marketer of packaged barbecue
meats and related products.
 18% Senior Subordinated Note due 2006                       $   813,750     9/30/97        813,750        813,750        862,575
 Membership Interests of LFPI Mainstreet (B)                  9,362 uts.     9/30/97      9,365,001        936,372        842,625
                                                                                        -----------    -----------    -----------
                                                                                         10,178,751      1,750,122      1,705,200
                                                                                        -----------    -----------    -----------


(*)2/14/95, 12/1/95, 2/27/96 and 2/4/98.


--------------------------------------------------------------------------------

March 31, 1998
(Unaudited)

                                                                Shares, Units,
                                                                  Warrants or                  Fair Value                 Fair Value
                                                                   Principal   Acquisition   at Acquisition    Cost       at 3/31/98
Corporate Restricted Securities: (A) (Continued)                    Amount         Date           Date       (Note 2B)    (Note 2A)
                                                                -------------- -----------   --------------  ---------    ----------
Louis Dreyfus Natural Gas Corporation - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties
 Warrant, exercisable until 2004, to purchase                       51,671 shs.   12/27/91    $   24,857    $   19,356    $  105,254
 common stock at $17.81 per share (B)                                                         ----------    ----------    ----------

Maloney Industries, Inc.
Engineers and manufactures process systems for the
oil and gas industry
 13% Subordinated Note due 2004                                     $1,012,500    10/26/95     1,189,125     1,012,500     1,099,372
 Limited Partnership Interests (B)                                    284 uts.    10/20/95       253,125       338,915       149,028
 Warrant, exercisable until 2004, to purchase                         148 uts.    10/26/95           148            --        77,845
 Limited Partnership Interests at $.01 per unit (B)
                                                                                              ----------    ----------    ----------
                                                                                               1,442,398     1,351,415     1,326,245
                                                                                              ----------    ----------    ----------
Maxtec International Corp.
A manufacturer and distributor of precision test and
measurement equipment and overhead crane control
systems
 Senior Floating Rate Revolving Credit                              $  230,769     6/28/95       230,769       230,769       230,769
 Facility due 2001
 Common Stock (B)                                                   38,462 shs.    6/28/95        96,059       115,386       103,848
 Warrant, exercisable from 1998 until 2005, to                      19,795 shs.    6/28/95        49,325        85,714        19,795
 purchase common stock at $.01 per share (B)
                                                                                              ----------    ----------    ----------
                                                                                                 376,153       431,869       354,412
                                                                                              ----------    ----------    ----------
MW Investors I LLC
A structured investment relying on Tenneco, Inc.,
whose business includes natural gas, auto parts
and packaging
 Floating Rate Subordinated Note due 2007                           $1,685,250    12/29/97     1,685,250     1,685,250     1,674,802
 5.05% Membership Interest                                          2,590 int.    12/29/97        28,208        64,239        64,750
                                                                                              ----------    ----------    ----------
                                                                                               1,713,458     1,749,489     1,739,552
                                                                                              ----------    ----------    ----------
N2K, Inc. - O.T.C
A music entertainment company which uses the
internet as a global platform for the promoting and
merchandising of music and related merchandise
 Warrant, exercisable until 2004, to purchase                       13,889 shs.     8/6/97           139            --       223,446
 common stock at $12 per share (B)                                                            ----------    ----------    ----------

Nu Horizons Electronics Corp. - O.T.C
A distributor of high technology active and passive
electronic devices
 8.25% Convertible Subordinated Note due 2002,                      $  705,900     8/31/94       712,959       705,900       755,595
 convertible into common stock at $9 per share                                                ----------    ----------    ----------

Pacific Coast Feather Company
A manufacturer and marketer of natural fill and
synthetic fill bed pillows and comforters
15.5% Senior Subordinated Note due 2004                             $1,750,000     6/27/97     1,768,025     1,750,000     1,800,750
                                                                                              ----------    ----------    ----------
PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste
 14.5% Senior Subordinated Note due 2000                            $  833,333      2/5/93       832,000       833,333       850,583
 8% Convertible Preferred Stock due 2001,                           83,333 shs.     2/5/93       166,667       166,667       163,000
 convertible into common stock at $2 per share
 Common Stock (B)                                                   133,333 shs.    2/5/93       333,333       333,333       213,333
                                                                                              ----------    ----------    ----------
                                                                                               1,332,000     1,333,333     1,226,916
                                                                                              ----------    ----------    ----------

--------------------------------------------------------------------------------
12

March 31, 1998
(Unaudited)

                                                                  Shares, Units,
                                                                   Warrants or                Fair Value                  Fair Value
                                                                    Principal   Acquisition at Acquisition     Cost       at 3/31/98
Corporate Restricted Securities:  (A) (Continued)                    Amount        Date          Date        (Note 2B)     (Note 2A)
                                                                  ------------- ----------- --------------   ---------    ----------
Paribas Capital Funding LLC
A collateralized loan obligation managed by the
U.S. Merchant Banking Group of Banque Paribas
 Subordinated Floating Rate Note due 2010                           $1,750,000           *   $ 1,743,472   $ 1,750,000   $ 1,740,375
                                                                                             -----------   -----------   -----------
PG&E Gas Transmission
An owner and operator of a specialized petroleum
refinery and engages in petroleum product marketing
operations
 10.58% Senior Note due 2000                                        $  214,286    12/20/90       217,858       214,286       222,622
                                                                                             -----------   -----------   -----------
Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase
of pharmaceutical goods and medical equipment
 10.5% Senior Secured Note due 2005                                 $  362,812    11/30/95       378,087       362,813       379,720
 10.5% Senior Secured Convertible Note due                          $   97,500    11/30/95       102,668        97,500       110,575
 2005, convertible into common stock at
 $50,000 per share
 Common Stock                                                           3 shs.    11/30/95       113,906       169,000       105,260
                                                                                             -----------   -----------   -----------
                                                                                                 594,661       629,313       595,555
                                                                                             -----------   -----------   -----------
Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
maintenance and overhaul certification
 12% Senior Subordinated Note due 2001                              $1,085,721     7/15/92     1,094,624     1,085,721     1,119,812
 Senior Redeemable Cumulative Preferred Stock                       140,983 shs.   7/15/92       140,983       140,983       140,983
 Common Stock (B)                                                   1,887 shs.     7/15/92         1,283         1,887        33,513
 Warrant, exercisable until 2001, to purchase                       2,521 shs.     7/15/92         1,613          --          44,672
 common stock at $.05 per share (B)
                                                                                             -----------   -----------   -----------
                                                                                               1,238,503     1,228,591     1,338,980
                                                                                             -----------   -----------   -----------
Plastipak Packaging, Inc.
A manufacturer of plastic containers
 10.64% Senior Subordinated Note due 2006                           $1,750,000    10/25/96     1,701,875     1,709,696     1,772,575
 Warrant, exercisable until 2006, to purchase                          49 shs.    10/25/96        27,799        46,812        36,189
 common stock at $.01 per share (B)
                                                                                             -----------   -----------   -----------
                                                                                               1,729,674     1,756,508     1,808,764
                                                                                             -----------   -----------   -----------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid valves
and controls
 Senior Secured Floating Rate Revolving                             $  252,650     7/22/96       250,149       252,650       250,604
 Credit Facility due 2003
 Senior Secured Floating Rate Term Note due 2003                    $1,369,200     7/22/96     1,355,782     1,369,200     1,359,479
 12% Senior Secured Term Note due 2004                              $  245,000     7/22/96       241,766       202,293       252,301
 8% Preferred Stock                                                   116 shs.     7/22/96       110,120       115,911        94,676
 Common Stock (B)                                                     299 shs.     7/22/96        10,849        14,489         9,953
 Warrant, exercisable until 2004, to purchase                         162 shs.     7/22/96             2        49,000         5,368
 common stock at $.01 per share (B)
                                                                                             -----------   -----------   -----------
                                                                                               1,968,668     2,003,543     1,972,381
                                                                                             -----------   -----------   -----------
Process Chemicals, LLC
A platform company used by C3 Chemical Ventures
to acquire specialty chemical and mineral companies
 6% Redeemable Preferred Membership Interests                       10,000 int.    7/31/97       983,800       975,419       991,800
 Common Membership Interests                                            4 int.     7/31/97            11            12            11
                                                                                             -----------   -----------   -----------
                                                                                                 983,811       975,431       991,811
                                                                                             -----------   -----------   -----------

* 12/20/96, 3/20/97 and 6/20/97.


--------------------------------------------------------------------------------

March 31, 1998
(Unaudited)

                                                               Shares, Units,
                                                                Warrants or                     Fair Value                Fair Value
                                                                 Principal      Acquisition   at Acquisition     Cost     at 3/31/98
Corporate Restricted Securities:   (A) (Continued)                Amount           Date            Date        (Note 2B)   (Note 2A)
                                                              --------------    -----------   --------------   ---------  ----------
Protein Genetics, Inc.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
 11.67% Senior Secured Note due 2004                          $        400,000     8/12/94    $  394,720    $  400,000    $  346,520
 11.51% Junior Secured Note due 1999                          $        200,000     8/12/94       195,760       200,000       174,280
 9.8% Redeemable Exchangeable Preferred Stock                       3,333 shs.     8/12/94       282,633       333,333       146,700
 Common Stock (B)                                                     497 shs.     8/12/94             5          --             750
                                                                                              ----------    ----------    ----------
                                                                                                 873,118       933,333       668,250
                                                                                              ----------    ----------    ----------
RailTex, Inc. - O.T.C.
An operator of short-line railroads in the Midwest,
West and Canada.
 12% Senior Subordinated Note due 2002                        $        750,000     2/16/93       799,575       750,000       818,025
 Common Stock (B)                                                   17750 shs.     2/16/93       170,400       170,400       278,231
                                                                                              ----------    ----------    ----------
                                                                                                 969,975       920,400     1,096,256
                                                                                              ----------    ----------    ----------
Rent-Way, Inc. - O.T.C.
Operates rent-to-own stores in Ohio, Pennsylvania
and New York.
 Common Stock(B)                                                   100,603 shs.    7/18/95     1,000,000     1,000,000     2,269,905
 Warrant, exercisable until 2002, to purchase                       10,000 shs.    7/18/95           100          --         134,980
 common stock at $9.94 per share (B)
                                                                                              ----------    ----------    ----------
                                                                                               1,000,100     1,000,000     2,404,885
                                                                                              ----------    ----------    ----------
Sequentia, Inc.
A manufacturer and distributor of fiberglass
reinforced panels used in commercial, industrial
and residential applications.
 12% Subordinated Note due 2004                               $      1,140,700    12/14/95     1,209,142       942,651     1,173,666
 Limited Partnership Interests of KS                                3,593 uts.    12/14/95       269,475       359,371       323,370
 Holdings, L.P. (B)
 Warrant, exercisable until 2004, to purchase                       2,725 uts.    12/14/95         2,725       239,547         1,362
 Limited Partnership Interests of KS
 Holdings, L.P. at $.01 per unit (B)
                                                                                              ----------    ----------    ----------
                                                                                               1,481,342     1,541,569     1,498,398
                                                                                              ----------    ----------    ----------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
 9.65% Senior Secured Note due 2004                           $        382,835     5/27/94       382,835       382,835       386,548
 10.5% Subordinated Note due 2004                             $        179,104     5/27/94       179,104       179,104       178,674
 Common Stock (B)                                                   1,077 shs.     5/27/94        64,904        64,904        20,236
 Warrant, exercisable until 2004, to purchase                         806 shs.     5/27/94             8          --          15,137
 common stock at $.01 per share (B)
                                                                                              ----------    ----------    ----------
                                                                                                 626,851       626,843       600,595
                                                                                              ----------    ----------    ----------
Swing N'Slide Corporation - A.S.E.
A manufacturer and distributor of home playground
equipment and accessories.
 12% Subordinated Note due 2005                               $      1,562,500     3/13/97     1,292,500     1,247,423     1,390,312
 Limited Partnership Interests of Green Grass                       40,774 uts.    3/13/97       146,786       208,866       122,322
 Capital II, LLC (B)
 Warrant, exercisable until 2005, to purchase                       74,022 uts.    3/13/97       265,887       340,361       221,474
 Limited Partnership Interests of Green Grass
 Capital II, LLC at $.01 per unit (B)
                                                                                              ----------    ----------    ----------
                                                                                               1,705,173     1,796,650     1,734,108
                                                                                              ----------    ----------    ----------
TACC International Corporation
A leading domestic manufacturer of adhesives and
sealants in the building and construction industries.
 12.5% Subordinated Note due 2005                             $        875,000      8/8/97       849,538       854,423       867,212
 8% Convertible Redeemable Preferred Stock                          4,122 shs.      8/8/97       399,298       875,000       871,341
 Warrant, exercisable until 2005, to purchase                         780 shs.      8/8/97             8        21,949             8
 common stock at $.01 per share (B)
                                                                                              ----------    ----------    ----------
                                                                                               1,248,844     1,751,372     1,738,561
                                                                                              ----------    ----------    ----------

--------------------------------------------------------------------------------
14

March 31, 1998
(Unaudited)

                                                           Shares, Units,
                                                            Warrants or                 Fair Value                    Fair Value
                                                             Principal   Acquisition  at Acquisition       Cost       at 3/31/98
Corporate Restricted Securities: (A) (Continued)              Amount         Date          Date         (Note 2B)      (Note 2A)
                                                           ------------- -----------  --------------    ---------     ----------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
 12.5% Senior Subordinated Note due 2006                    $ 1,190,000     7/25/96    $ 1,194,046    $ 1,167,146    $ 1,249,500
 Convertible Preferred Stock, convertible into                 560 shs.     7/25/96        504,000        560,000        504,000
 common stock at $1,000 per share (B)
 Warrant, exercisable until 2008, to purchase                  237 shs.     7/25/96             21         24,103             21
 common stock at $.01 per share (B)
                                                                                       -----------    -----------    -----------
                                                                                         1,698,067      1,751,249      1,753,521
                                                                                       -----------    -----------    -----------
TransMontaigne Oil Company - A.S.E
An independent petroleum products marketing
company.
 12.75% Senior Subordinated Debenture due 2000              $ 1,200,000     3/28/91      1,274,280      1,184,942      1,281,240
 Common Stock (B)                                            203,165 shs.         *        314,108        598,597      2,417,664
 Warrant, exercisable until 2001, to purchase                74,606 shs.    3/28/91          7,461         42,000        620,722
 common stock at $3.60 per share (B)
                                                                                       -----------    -----------    -----------
                                                                                         1,595,849      1,825,539      4,319,626
                                                                                       -----------    -----------    -----------
Tranzonic Companies, The
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and
sanitary care products.
 12.5% Senior Subordinated Note due 2006                    $ 1,356,000      2/4/98      1,381,086      1,173,448      1,374,170
 Common Stock (B)                                              315 shs.      2/4/98        283,500        315,000        283,500
 Warrants to purchase shares of class B                        222 shs.      2/4/98              2        184,416              2
 common stock at .01 per share (B)
                                                                                       -----------    -----------    -----------
                                                                                         1,664,588      1,672,864      1,657,672
                                                                                       -----------    -----------    -----------
Plastics, Inc.
A manufacturer and assembler of plastic injection
molded parts.
 12% Subordinated Note due 2005                             $ 1,256,800     3/21/97      1,296,389      1,255,236      1,269,117
 Limited Partnership Interests of Riverside V                2,680 uts.          **        327,880        295,558        327,881
 Holding Company L.P.
 Limited Partnership Interests of Riverside                  5,734 uts.          **        742,789        632,012        742,789
 V-A Holding Company L.P.
 Warrant, exercisable until 2005, to purchase                1,564 uts.     3/21/97          1,564          1,564          1,564
 Limited Partnership Interests at $.01 per unit (B)
                                                                                       -----------    -----------    -----------
                                                                                         2,368,622      2,184,370      2,341,351
                                                                                       -----------    -----------    -----------
Truseal Technologies, Inc.
A manufacturer of sealant systems for the North
American window and door market.
 12.25% Senior Subordinated Note due 2006                   $ 1,338,000     6/23/97      1,367,168      1,157,773      1,399,682
 Limited Partnership Interests (B)                           4,123 uts.     6/17/97        371,070        412,331        371,070
 Warrant, exercisable until 2006, to purchase                  630 uts.     6/23/97              6        188,536              6
 Limited Partnership Interests at $.01 per unit (B)
                                                                                       -----------    -----------    -----------
                                                                                         1,738,244      1,758,640      1,770,758
                                                                                       -----------    -----------    -----------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide variety
of industries.
 11% Senior Secured Note due 2005                           $   792,200      5/3/95        876,015        792,200        856,210
 12% Subordinated Note due 2005                             $   326,200      5/3/95        367,008        311,378        372,390
 Common Stock (B)                                            2,457 shs.      5/3/95         81,376        195,720          6,958
 Warrant, exercisable until 2005, to purchase                1,398 shs.      5/3/95         46,291         17,971          3,948
 common stock at $.01 per share (B)
                                                                                       -----------    -----------    -----------
                                                                                         1,370,690      1,317,269      1,239,506
                                                                                       -----------    -----------    -----------


 *3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/15/95 and 5/9/95.
**3/21/97, 10/16/97 and 11/19/97.

March 31, 1998
(Unaudited)

                                                                  Shares, Units,
                                                                   Warrants or                 Fair Value     Fair         Value
                                                                    Principal  Acquisition at  Acquisition    Cost       at 3/31/98
Corporate Restricted Securities: (A) (Continued)                     Amount       Date            Date      (Note 2B)     (Note 2A)
                                                                  ------------ -------------   -----------  ---------    ----------
U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America
 15% Senior Subordinated Notes due 2005                             $ 1,196,161        (*)   $ 1,270,191   $ 1,196,096   $ 1,291,854
 Redeemable Preferred Stock Series A (B)                            20,999 shs.   12/19/96       145,826       194,435       145,817
 Convertible Preferred Stock Series B,                              41,998 shs.   12/19/96       291,655       388,865       291,634
 convertible into Series B common stock at
 $9.26 per share (B)
 Warrant, exercisable until 2005, to purchase                        3,241 uts.   12/19/96         6,482            65         3,241
 Series A Preferred Stock and Series B Preferred
 Stock at $.01 per unit (B)                                                                  -----------   -----------   -----------
                                                                                               1,714,154     1,779,461     1,732,546
                                                                                             -----------   -----------   -----------
Unipac Corporation
A manufacturer of laminated materials which are
used to seal a variety of packaging containers
 Senior Secured Floating Rate Note due 2002                         $    62,812     2/9/96        62,147        62,813        62,812
 12% Senior Secured Note due 2004                                   $   121,875     2/9/96       123,435       111,444       131,540
 Acquisition Line of Credit due 2002                                $   351,562    9/30/96       351,562       351,562       351,562
 Limited Partnership Interests of Riverside II                          61 uts.       (**)        56,194        66,617       162,594
 Holding Company L.P. (B)
 Warrant, exercisable from 2000 until 2004,                             21 uts.     2/9/96             2        20,156        54,711
 to purchase Limited Partnership Interests of
 Riverside II Holding Company L.P. at
 $.01 per unit                                                                               -----------   -----------   -----------
                                                                                                 593,340       612,592       763,219
                                                                                             -----------   -----------   -----------
US Air, Inc.
A domestic and international airline
 10.8% Series A Secured Loan Certificates                           $   378,528    6/29/94       321,749       342,073       394,730
 due 2003                                                                                    -----------   -----------   -----------

Victory Ventures, LLC
Acquires controlling or substantial interests in other
entities
 Series A Preferred Units (B)                                        2,817 uts.    12/2/96         1,576        14,275        26,765
                                                                                             -----------   -----------   -----------
Vitex Packaging, Inc.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags
 Senior Secured Floating Rate Revolving                             $   425,438     1/2/98       422,034       425,438       422,162
 Credit Facility due 2003
 Senior Secured Floating Rate Term Note                             $ 1,092,000     1/2/98     1,083,373     1,092,000     1,083,701
 due 2005
 12% Senior Secured Tranche B Note due 2007                         $   336,000     1/2/98       339,394       310,800       336,168
 Limited Partnership Interests of Riverside VI                      61,092 int.   12/30/97           489        56,687        48,874
 Holding Company L.P. (B)
 Limited Partnership Interests of Riverside                         100,800 int.  12/30/97           806        93,534        80,640
 VI-A Holding Company L.P. (B)
 Warrant, exercisable until 2007, to purchase                           44 shs.     1/2/98          --          25,200          --
 common stock at $.01 per share (B)                                                          -----------   -----------   -----------
                                                                                               1,846,096     2,003,659     1,971,545
                                                                                             -----------   -----------   -----------
   Total Private Placement Investments                                                       $86,534,870    81,038,100    86,145,959
                                                                                             ===========   ===========   ===========

 (*)12/19/96 and 2/15/97.
(**)2/9/96 and 9/25/96.

--------------------------------------------------------------------------------
16

March 31, 1998
(Unaudited)

                                                                                      Shares,
                                                                                    Warrants or                    Market Value
                                                         Interest        Due         Principal          Cost        at 3/31/98
Rule 144A Securities - 14.43%: (A)                         Rate          Date          Amount         (Note 2B)      (Note 2A)
                                                        -----------   ----------    -----------      ----------    ------------
Bonds - 8.86%
 ADV Accessory & AAS CAP                                   9.750%      10/01/07      $  575,000     $   574,996    $    589,375
 AEP Industries, Inc.                                      9.875       11/15/07         750,000         744,180         786,562
 Atlantic Coast Airlines Inc.                              8.750       01/01/07         746,553         747,570         752,153
 Brand Scaffold Services                                  10.250       02/15/08         150,000         150,000         155,250
 Cuddy International Corp.                                10.750       12/01/07         700,000         689,542         700,000
 Doskocil Manufacturing Co., Inc.                         10.125       09/15/07         200,000         203,750         213,000
 Enserch Exploration, Inc.                                 7.540       01/02/09         956,233         956,233         952,647
 Kitty Hawk Inc.                                           9.950       11/15/04         500,000         500,000         515,000
 MCMS Inc.                                                 9.750       03/01/08         500,000         500,000         503,750
 Morris Materials Handling                                 9.500       04/01/08         300,000         300,000         301,500
 Numatics Inc.                                             9.625       04/01/08         350,000         355,156         357,438
 Petroliam Nasional Berhad                                 7.125       10/18/06         350,000         321,230         324,198
 Scovill Fastener, Inc.                                   11.250       11/30/07         350,000         350,000         365,750
 Southern Foods                                            9.870       09/01/07         450,000         450,000         479,250
 Sovereign Speciality Chemicals                            9.500       08/01/07         175,000         175,000         184,625
 T C W Leveraged Income Trust, LP                          8.410       03/31/04       1,500,000       1,500,000       1,500,000
 Tjiwi Kima Fin Mauritius LTD                             10.000       08/01/04         375,000         372,956         313,125
 Von Hoffman Press, Inc.                                  10.375       05/15/07         325,000         327,250         347,750
 Worldtex, Inc.                                            9.625       12/15/07         500,000         500,000         507,500

   Sub-Total Rule 144A Bonds                                                         $9,752,786       9,717,863       9,848,873
                                                                                     ==========     ===========    ============

Convertible Bonds - 4.00%
 Arbor Software Corporation                                4.500       03/15/05      $  100,000         100,000         105,481
 Centocor Inc.                                             4.750       02/15/05         300,000         300,000         341,286
 Costco Companies, Inc.                                    0.000       08/19/17         100,000          51,041          66,397
 Cymer Inc.                                                3.500       08/06/04         175,000         176,000         141,645
 Data Processing Resource Corporation                      5.250       04/01/05         125,000         125,000         135,625
 Equity Corporation International                          4.500       12/31/04         200,000         200,000         213,316
 Healthsouth Corporation                                   3.250       04/01/03         750,000         750,000         748,117
 Kellstorm Industries, Inc.                                5.750       10/15/02         200,000         200,000         229,608
 Key Energy Group                                          5.000       09/15/04         500,000         500,000         406,345
 Mark IV Industries                                        4.750       11/01/04         450,000         427,125         425,952
 Smartalk Teleservices                                     5.750       09/15/04         300,000         300,000         382,782
 Sunbeam Corporation                                       0.000       03/25/18       1,875,000         698,888         679,688
 Tel-Save                                                  4.500       09/15/02         540,000         538,500         569,025
                                                                                     ----------     -----------    ------------

   Sub-Total Rule 144A Convertible Bonds                                             $5,615,000       4,366,554       4,445,267
                                                                                     ==========     ===========    ============
Convertible Preferred Stock - 1.57%
 D T Industries                                                                          20,000       1,000,000       1,180,000
 Newell Financial Trust                                                                  10,000         500,000         570,000
                                                                                                    -----------    ------------
   Sub-Total Rule 144A Convertible Preferred Stock                                                    1,500,000       1,750,000
                                                                                                    -----------    ------------
Total Rule 144A Securities                                                                           15,584,417      16,044,140
                                                                                                    -----------    ------------
Total Corporate Restricted Securities                                                                96,622,517     102,190,099
                                                                                                    -----------    ------------

--------------------------------------------------------------------------------
                                                                              17

March 31, 1998
(Unaudited)


                                                                                    Shares,
                                                                                  Warrants or                           Market Value
                                            Interest            Due                Principal             Cost            at 3/31/98
Corporate Public Securities:                  Rate              Date                Amount             (Note 2B)          (Note 2A)
                                          ------------      ------------        -------------       -------------       ------------
Bonds - 17.59%
 Advanced Micro Devices                      11.000%          08/01/03           $   265,000          $   280,900        $   283,550
 Airplanes Pass Thru Trust                    8.150           03/15/19             1,500,000            1,498,674          1,602,285
 Amphenol Corporation                         9.875           05/15/07               200,000              200,000            214,000
 Amtran, Inc.                                10.500           08/01/04               500,000              500,000            530,365
 Anchor Advanced Products                    11.750           04/01/04               560,000              581,750            618,800
 Archibald Candy Corp.                       10.250           07/01/04               420,000              420,000            446,250
 Atlantic Express                            10.750           02/01/04               350,000              362,250            372,312
 Atlas Air, Inc.                             10.750           08/01/05             1,000,000            1,000,000          1,080,000
 Callon Petroleum Company                    10.125           09/15/02               250,000              248,560            261,060
 Central Rents, Inc.                         12.875           12/15/03               615,000              582,375            624,225
 Chesapeake Energy Corporation                8.500           03/15/12               120,000              110,588            115,200
 Dawson Production Services                   9.375           02/01/07               250,000              246,250            256,875
 DecisionOne Corporation                      9.750           08/01/07                75,000               75,000             73,125
 Decorative Home Accents, Inc.               13.000           06/30/02               350,000              350,000            189,000
 Florist Transworld Delivery, Inc.           14.000           12/15/01               375,000              385,688            416,250
 Great American Cookie Co.                   10.875           01/15/01               660,000              651,750            683,100
 Hosiery Corporation of America              13.750           08/01/02               500,000              493,900            548,750
 Indah Kiat Pulp & Paper Corporation         10.000           07/01/07               700,000              695,429            579,250
 International Wire Group, Inc.              11.750           06/01/05               450,000              489,375            499,500
 Jordan Industries, Inc.                     10.375           08/01/07               300,000              300,000            311,250
 Jordan Telecom Products                      9.875           08/01/07             1,050,000            1,040,798          1,113,000
 Key Plastics, Inc.                          14.000           11/15/99               350,000              354,912            383,250
 Korea Development Bank                       7.250           05/15/06               450,000              415,606            397,984
 Neenah Corporation                          11.125           05/01/07               250,000              250,000            276,875
 Nortek Inc.                                  9.125           09/01/07               450,000              446,364            468,000
 Northwest Airlines Corp.                    12.092           12/31/00               247,238              255,273            248,474
 Northwest Airlines Corp.                     8.970           01/02/15               977,052              977,052          1,082,232
 Pierce Leahy Corp.                           9.125           07/15/07                75,000               75,000             78,750
 Pohang Iron & Steel Company                  7.125           11/01/06               350,000              317,961            298,326
 Rogers Cantel Inc.                           8.300           10/01/07               750,000              747,990            750,000
 Scotsman Group, Inc.                         8.625           12/15/07               100,000               99,732            101,500
 Speedway Motorsports, Inc.                   8.500           08/15/07               225,000              224,388            233,438
 Telex Communications, Inc.                  10.500           05/01/07             1,250,000            1,261,250          1,150,000
 Therma-Wave, Inc.                           10.625           05/15/04               370,000              375,625            384,800
 Unicco Service Co.                           9.875           10/15/07               275,000              273,708            281,592
 United Refining Company                     10.750           06/15/07             1,400,000            1,400,000          1,470,000
 W R Carpenter North America                 10.625           06/05/07               550,000              556,344            587,125
 Wavetek Corporation                         10.125           06/15/07               110,000              110,000            112,750
 Williams Scotsman, Inc.                      9.875           06/01/07               400,000              400,000            420,000
                                                                                ------------        -------------       ------------
Total Bonds                                                                      $19,069,290           19,054,492         19,543,243
                                                                                ============        =============       ============
Common Stock - 3.83%
 4Health Inc. (B)                                                                      6,000               33,375             27,750
 American Country Holdings Inc. (B)                                                   54,000              188,722            113,022
 American Skiing Corp. (B)                                                            15,000              270,000            251,250
 Benson Petroleum, LTD. (B)                                                          100,000               77,204            107,784
 BP Prudhoe Bay Royalty Trust                                                         13,190              193,066            193,728
 Central Rents, Inc.                                                                     930               33,722             55,800
 Collins & Aikman Corporation (B)                                                     17,400              104,238            158,775
 Columbia Sportswear Company (B)                                                       2,100               37,800             44,362
 Corporate Express                                                                    11,788                   16            117,503
 Dawson Production Services (B)                                                       19,492              245,578            246,087
 Decorative Home Accents, Inc. (B)                                                       350                 --                    4
 EMCOR Group, Inc. (B)                                                                 2,500               54,687             53,750
 Excalibur Technologies Corp. (B)                                                     10,000               98,656            116,250
 Exodus Communications Inc. (B)                                                        1,050               15,750             29,400
 Florida Panthers Holdings, Inc. (B)                                                  19,500              373,004            433,875
------------------------------------------------------------------------------------------------------------------------------------

March 31, 1998
(Unaudited)

                                                                                       Shares,
                                                       Yield/                        Warrants or                     Market Value
                                                      Interest           Due          Principal         Cost          at 3/31/98
Corporate Public Securities:  (Continued)               Rate             Date          Amount         (Note 2B)        (Note 2A)
                                                     ----------      ------------   -------------   --------------  --------------
Common Stock (Continued)
 Florist Transworld Delivery, Inc. (B)                                                     4,687    $      13,754    $      46,870
 General Chemical Group, Inc.                                                              4,400          112,772          127,323
 Herley Industries, Inc. (B)                                                               1,900           22,800           26,480
 Hosiery Corporation of America (B)                                                          500             --             35,000
 LCS Industries, Inc.                                                                     15,000          234,356          241,875
 Marker International (B)                                                                 30,000          187,500          110,610
 N2K, Inc. (B)                                                                            15,000          285,000          448,125
 Princeton Video Image, Inc. (B)                                                          30,000          210,000          243,750
 Red Roof Inns, Inc. (B)                                                                  19,200          272,607          350,400
 Republic Industries, Inc. (B)                                                            15,000          368,438          387,180
 Staffing Resources, Inc. (B)                                                             45,000          247,500          286,875
                                                                                                    -------------    -------------
 Total Common Stock                                                                                     3,680,545        4,253,828
                                                                                                    -------------    -------------
Convertible Bonds - 3.28%
 Clear Channel Communications                          2.625%          04/01/03     $    350,000          350,000          348,250
 Dura Pharmaceuticals                                  3.500           07/15/02          315,000          319,219          270,746
 EMCOR Group, Inc. (B)                                 5.750           04/01/05          300,000          300,000          305,250
 Hilton Hotels                                         5.000           05/15/06          695,000          695,000          781,006
 Home Depot, Inc.                                      3.250           10/01/01          335,000          332,238          496,219
 Loews Corp.                                           3.125           09/15/07          450,000          450,000          433,800
 Reptron Electronics Inc.                              6.750           08/01/04          100,000          100,000           80,000
 Savoy Pictures Entertainment                          7.000           07/01/03          650,000          505,375          611,000
 USA Waste Services, Inc.                              4.000           02/01/02           90,000           90,000          106,384
 World Color Press, Inc.                               6.000           10/01/07          200,000          200,000          216,542
                                                                                    ------------    -------------    -------------
 Total Convertible Bonds                                                            $  3,485,000        3,341,832        3,649,197
                                                                                    ------------    -------------    -------------
Warrants - .02%
 Herley Industries, Inc. (B)                                                               6,700              670           17,587
                                                                                                    -------------    -------------
 Total Warrants                                                                                               670           17,587
                                                                                                    -------------    -------------
 Total Corporate Public Securities                                                                     26,077,539       27,463,855
                                                                                                    -------------    -------------
Short-Term Securities:

Commercial Paper - 1.35%
 ConAgra, Inc.                                         6.050%            1/2/98     $  1,500,000        1,499,748        1,499,748
                                                                                    ------------    -------------    -------------
 Total Short-Term Securities                                                        $  1,500,000        1,499,748        1,499,748
                                                                                    ============    -------------    -------------
Total Investments - 118.02%                                                                         $ 124,199,804      131,153,702
                                                                                                    =============    -------------
  Other Assets    -   2.90                                                                                               3,226,184
  Liabilities     - (20.92)                                                                                            (23,245,310)
                                                                                                                     -------------
Total Net Assets  - 100.00%                                                                                          $ 111,134,576
                                                                                                                     =============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.


--------------------------------------------------------------------------------

March 31, 1998
(Unaudited)
                                                         INDUSTRY CLASSIFICATION

                                                             Fair Value
                                                             at 3/31/98
Corporate Restricted Securities:                             (Note 2A)
                                                             ----------
AEROSPACE & DEFENSE - .21%
Kellstorm Industries, Inc.                                   $  229,608
                                                             ----------

AUTOMOBILE - 1.28%
ADV Accessory & AAS CAP                                         589,375
Coast Distribution System, The                                  404,716
Mark IV Industries                                              425,952
                                                             ----------
                                                              1,420,043
                                                             ----------

BEVERAGE, FOOD & TOBACCO - 6.71%
Associated Vintage Group, Inc.                                1,808,929
Beta Brands, Inc.                                             1,808,335
Cains Foods, L.P.                                             1,656,016
Lloyd's Barbecue Company                                      1,705,200
Southern Foods                                                  479,250
                                                             ----------
                                                              7,457,730
                                                             ----------
BROADCASTING & ENTERTAINMENT - .42%
Latin Communications Group                                      465,323
                                                             ----------
BUILDINGS & REAL ESTATE - 1.97%
Highland Homes Holdings, Inc.                                   416,155
Truseal Technologies, Inc.                                    1,770,758
                                                             ----------
                                                              2,186,913
                                                             ----------
CARGO TRANSPORT - 3.03%
Kitty Hawk Inc.                                                 515,000
RailTex, Inc.                                                 1,096,256
Tidewater Holdings, Inc.                                      1,753,521
                                                             ----------
                                                              3,364,777
                                                             ----------
CHEMICAL, PLASTICS & RUBBER - 9.55%
AccTech, LLC                                                  1,845,150
Contico International, Inc.                                     524,150
Hatco Corporation                                             1,750,000
Process Chemicals, LLC                                          991,811
Sovereign Speciality Chemicals                                  184,625
TACC International Corporation                                1,738,561
Trend Plastics, Inc.                                          2,341,351
U.S. Netting, Inc.                                            1,239,506
                                                             ----------
                                                             10,615,154
                                                             ----------
CONSUMER PRODUCTS - 1.48%
Consumer Product Enterprises, Inc.                            1,074,978
Newell Financial Trust                                          570,000
                                                             ----------
                                                              1,644,978
                                                             ----------
CONTAINERS, PACKAGING & GLASS - 7.14%
AEP Industries, Inc.                                            786,562
C&K Manufacturing and Sales Company                             895,268
Capitol Vial, Inc.                                            1,710,231
Plastipak Packaging, Inc.                                     1,808,764
Unipac Corporation                                              763,219
Vitex Packaging, Inc.                                         1,971,545
                                                             ----------
                                                              7,935,589
                                                             ----------
DIVERSIFIED/CONGLOMERATE -
MANUFACTURING - 18.72%
Cymer Inc.                                                      141,645
D T Industries                                                1,180,000
Doskocil Manufacturing Co., Inc.                                213,000
Eagle Pacific Industries, Inc.                                1,750,150
Evans Consoles, Inc.                                          1,692,487
Fleming Acquisition Corporation                                  24,110
Golden Bear Acquisition Corp.                                 1,812,354
Hartzell Manufacturing, Inc.                                  1,654,914
Hudson River Capital, LLC                                       210,735
Hussey Seating Company                                        1,464,385
Jackson Products, Inc.                                        1,477,612
Kappler Safety Group, Inc.                                    1,743,806
Maxtec International Corp.                                      354,412
Morris Materials Handling                                       301,500
Pacific Coast Feather Company                                 1,800,750
PAR Acquisition Corp.                                         1,226,916
Scovill Fastener, Inc.                                          365,750
Tranzonic Companies, The                                      1,657,672
U.S. Silica Company                                           1,732,546
                                                             ----------
                                                             20,804,744
                                                             ----------
DIVERSIFIED/CONGLOMERATE -
SERVICE - 2.27%
Ammirati & Puris, Inc.                                           86,792
Data Processing Resource Corporation                            135,625
Diversco, Inc.                                                1,612,655
Hunton & Williams                                                93,692
Pharmaceutical Buyers, Inc.                                     595,555
                                                             ----------
                                                              2,524,319
                                                             ----------
ELECTRONICS - 7.57%
Arbor Software Corporation                                      105,481
Ardent Software, Inc.                                           485,866
Averstar, Inc.                                                2,166,284
Cirrus Logic, Inc.                                            1,294,204
Control Devices, Inc.                                         1,129,542
MCMS Inc.                                                       503,750
Nu Horizons Electronics Corp.                                   755,595
Precision Dynamics, Inc.                                      1,972,381
                                                             ----------
                                                              8,413,103
                                                             ----------
ENTERTAINMENT - .74%
Adventure Entertainment Corporation                             820,289
                                                             ----------
FARMING & AGRICULTURE - 1.23%
Cuddy International Corp.                                       700,000
Protein Genetics, Inc.                                          668,250
                                                             ----------
                                                              1,368,250
                                                             ----------
FINANCE - 3.87%
Boyle Leasing Technologies, Inc.                                818,480
MW Investors I LLC                                            1,739,551
Paribas Capital Funding LLC                                   1,740,375
                                                             ----------
                                                              4,298,406
                                                             ----------
--------------------------------------------------------------------------------
20

March 31, 1998
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

                                                                    Fair Value
                                                                    at 3/31/98
Corporate Restricted Securities:  (Continued)                        (Note 2A)
                                                                    ----------
HEALTHCARE, EDUCATION &
CHILDCARE - 1.38%
Berkshire Medical Center, Inc.                                     $    442,199
Centocor Inc.                                                           341,286
Healthsouth Corporation                                                 748,117
                                                                   ------------
                                                                      1,531,602
                                                                   ------------

HOME & OFFICE FURNISHINGS, HOUSEWARES,
AND DURABLE CONSUMER PRODUCTS - 2.80%
Catalina Lighting, Inc.                                                 335,550
Sequentia, Inc.                                                       1,498,398
Star International Holdings, Inc.                                       600,595
Sunbeam Corporation                                                     679,688
                                                                   ------------
                                                                      3,114,231
                                                                   ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 1.76%
N2K, Inc.                                                               223,446
Swing N'Slide Corporation                                             1,734,108
                                                                   ------------
                                                                      1,957,554
                                                                   ------------
MACHINERY - .32%
Numatics Inc.                                                           357,438
                                                                   ------------
MISCELLANEOUS - 2.84%
Brand Scaffold Services                                                 155,250
Enserch Exploration, Inc.                                               952,647
Equity Corporation International                                        213,316
T C W Leveraged Income Trust, LP                                      1,500,000
Tjiwi Kima Fin Mauritius LTD                                            313,125
Victory Ventures, LLC                                                    26,765
                                                                   ------------
                                                                      3,161,103
                                                                   ------------
OIL AND GAS - 7.57%
Chaparral Resources, Inc.                                          $      5,397
Hardy Oil & Gas PLC                                                   1,708,811
Key Energy Group                                                        406,345
Louis Dreyfus Natural Gas Corporation                                   105,254
Maloney Industries, Inc.                                              1,326,245
Petroliam Nasional Berhad                                               324,198
PG+E Gas Transmission                                                   222,622
TransMontaigne Oil Company                                            4,319,626
                                                                   ------------
                                                                      8,418,498
                                                                   ------------
PERSONAL TRANSPORTATION - 3.91%
Atlantic Coast Airlines Inc.                                            752,153
Budget Group, The                                                     1,855,800
Piedmont Holding, Inc.                                                1,338,981
US Air, Inc.                                                            394,730
                                                                   ------------
                                                                      4,341,664
                                                                   ------------
PRINTING & PUBLISHING - .31%
Von Hoffman Press, Inc.                                                 347,750
                                                                   ------------
RETAIL STORES - 3.55%
Costco Companies, Inc.                                                   66,397
Discount Auto Parts                                                     949,410
J. Baker, Inc.                                                          531,034
Rent-Way, Inc.                                                        2,404,885
                                                                   ------------
                                                                      3,951,726
                                                                   ------------
TELECOMMUNICATIONS - .86%
Smartalk Teleservices                                                   382,782
Tel-Save                                                                569,025
                                                                   ------------
                                                                        951,807
                                                                   ------------
TEXTILES & LEATHER - .46%
Worldtex, Inc.                                                          507,500
                                                                   ------------
Total Corporate Restricted
Securities - 91.95%                                                $102,190,099
                                                                   ============



--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                 MASSMUTUAL PARTICIPATION INVESTORS

(Unaudited)

1. History

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust. Each restricted security is valued by the Board at the time of the purchase thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less to the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and in addition, any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Board, however, considers all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Massachusetts Mutual Life Insurance Company ("MassMutual"), the Trust's investment adviser and administrator. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

--------------------------------------------------------------------------------
22

   The financial statements include restricted securities valued at $102,190,099 (91.95% of net assets) as of March 31, 1998 ($88,392,070 at March 31, 1997)
   whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 1998, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. Accounting for Investments:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

   C. Use of Estimates:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   D. Federal Income Taxes:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3. Investment Advisory and Administrative Services Fee

   Under an investment advisory and administrative services contract with the Trust, MassMutual has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. MassMutual has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. MassMutual will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, MassMutual is obligated to provide administration of the day-to-day operations of the Trust and will provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   For its services under the investment advisory and administrative services contract, MassMutual is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of MassMutual, approve the valuation of the Trust's net assets as of such day.

--------------------------------------------------------------------------------

4. Senior Secured Indebtedness:

   A. Note Payable

   On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended March 31, 1998 and 1997, the Trust incurred total interest expense on the Note of $207,900.

B. Revolving Credit Agreement

   The Fund entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

   The Revolver bears interest at a variable per annum rate equal to the one, two, three or six-month Eurodollar rate plus a margin of .40 percent per annum. Interest is paid to the Agent Bank as it becomes due. The Fund also incurs expense on the undrawn portion of the total approved credit agreement at a rate of .185 percent per annum.

   As of March 31, 1998, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 6.15%. For the period ended March 31, 1998, the Fund incurred total interest expense on the Revolver of $161,920, including $2,007 related to the undrawn portion.

5. Purchases and Sales of Investments

                                       For the            For the
                                     three months       three months
                                     ended 3/31/98      ended 3/31/97
                                     -------------      -------------

                                       Cost of Investments Acquired
                                       ----------------------------

Corporate restricted securities      $   14,650,560     $  13,087,901
Corporate public securities               1,815,147         3,291,609
Short-term securities                    56,432,938        66,782,394

                                     Proceeds from Sales or Maturities
                                     ---------------------------------

Corporate restricted securities      $   13,607,083     $   6,365,793
Corporate public securities               9,169,668        10,296,945
Short-term securities                    56,359,032        69,739,482

The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of March 31, 1998. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 1998 is $6,953,898 and consists of $13,068,725 appreciation and $6,114,827 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 1997 was $6,771,697 and consisted of $11,917,819 appreciation and $5,146,122 depreciation.

--------------------------------------------------------------------------------
24

      Trustees                                      Officers

Donald E. Benson*       [LOGO         Gary E. Wendlandt,       Chairman
Marshall D. Butler       APPEARS      Richard G. Dooley,       Vice Chairman
Milton Cooper             HERE]       Stuart H. Reese,         President
Richard G. Dooley                     Robert E. Joyal,         Senior Vice
Donald Glickman                                                President
Martin T. Hart*                       Charles C. McCobb, Jr.,  Vice President &
Jack A. Laughery                                               Chief Financial
Corine T. Norgaard                                             Officer
Gary E. Wendlandt                     Stephen L. Kuhn,         Vice President &
                                                               Secretary
                                      Michael P. Hermsen,      Vice President
                                      William N. Holm,         Vice President
 * Member of the Audit Committee      Mary Wilson Kibbe,       Vice President
                                      Michael L. Klofas,       Vice President
                                      John B. Joyce,           Vice President
                                      Richard C. Morrison,     Vice President
                                      Clifford M. Noreen,      Vice President
                                      Raymond B. Woolson,      Treasurer
                                      Mark B. Ackerman,        Comptroller

                 Dividend Reinvestment and Cash Purchase Plan

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.